Company information - Amendments to Contract CRO with Pharmaceutical Research Associates B.V. & Service Agreement with Summit Clinical Research LLC (Details) € in Millions, $ in Millions				12 Months Ended
	Sep. 20, 2023 USD ($)	Jul. 27, 2023 item country	Feb. 21, 2023 EUR (€) site item	Dec. 31, 2022 item	Jun. 30, 2023
Collaborative Arrangements
Number of active clinical sites in NATiV3 trial					409
Indication of continuation of recruitment for Phase III trial NATiV3 of lanifibranor in non-cirrhotic NASH
Collaborative Arrangements
Maximum duration of Phase III trial		840 days		7 years
Number of Biopsies Under the Phase III trial | item		2		3
Number of weeks under the active treatment extension study		336 days
Number of countries in which the Phase III trial has been approved | country		16
Percentage of activated sites currently operating under the revised design of Phase III trial		70.00%
Licensing agreement with Hepalys
Collaborative Arrangements
Upfront payment receivable | $	$ 10
Maximum milestone payments receivable | $	$ 231
Licensing agreement with Hepalys | Hepalys Pharma, Inc
Collaborative Arrangements
Option to acquire shares in company, percentage	30.00%
Exercise period for share acquisition option from effective date of licensing agreement	30 days
Service contract with Avant Sante | Service contract with Avant Sante
Collaborative Arrangements
Number of subjects randomized | item			120
Number of site randomized | site			10
Estimated amount payable | €			€ 14.7